Severance Indemnities And Pension Plans [Text Block]	6 Months Ended
Sep. 30, 2013
Severance Indemnities And Pension Plans [Text Block]

7.    SEVERANCE INDEMNITIES AND PENSION PLANS

The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2012 and 2013:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012		2013
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥19,361	¥20,502	¥3,957	¥545	¥5,500	¥736
Interest costs on projected benefit obligation	13,550	11,332	5,359	559	6,552	636
Expected return on plan assets	(24,328)	(27,114)	(7,054)	(514)	(9,745)	(753)
Amortization of net actuarial loss	22,584	12,411	3,621	329	4,925	331
Amortization of prior service cost	(6,155)	(6,080)	14	(28)	22	(34)
Amortization of net obligation at transition	—	—	—	52	—	—
Loss (gain) on settlements and curtailment	2,472	(826)	85	14	—	—

Net periodic benefit cost	¥27,484	¥10,225	¥5,982	¥957	¥7,254	¥916

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2013 and expects to contribute for the remainder of the fiscal year ending March 31, 2014 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIPs	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2013	¥21.1	¥40.0	¥0.4
For the remainder of the fiscal year ending March 31, 2014	¥21.9	¥2.4	¥0.4